Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 18,232,130	$ 24,669,133	$ 59,905,827
Restricted cash	199,079	3,264,145
Short-term Investments.	50,044	50,028
Accounts receivable, net	21,483,102	28,127,346	27,254,634
Prepaid expense and other assets	10,864,280	12,073,226
Long-term restricted cash		21,689,436
Property and equipment, net	3,088,209	5,393,742
Intangible assets, net	248,966	396,495
Operating lease right-of-use assets	1,171,285
Long-term Investments	313,691	306,518
Other non-current assets	780,380	932,311
TOTAL ASSETS	56,431,166	96,902,380
LIABILITIES
Accounts payable	27,760,127	76,125,973
Short-term bank borrowings	9,097,040	10,958,022
Accrued salary and benefits	4,602,304	9,143,476
Accrued expenses and other current liabilities	8,062,975	10,686,518
Deferred revenue	1,943,168	3,331,511
Operating lease liabilities, current	809,610
Operating lease liabilities, non-current	103,157
TOTAL LIABILITIES	62,431,285	110,704,935
Net revenues	272,145,821	441,505,231	177,883,105
Income from operations	(8,711,228)	(47,846,606)	(36,765,125)
Net income	(13,877,363)	(47,366,729)	(36,846,061)
Net cash provided (used in) by operating activities	(51,043,689)	(851,758)	(15,664,279)
Net cash used in investing activities	(1,778,533)	(2,644,295)	(5,330,927)
Net cash provided by (used in) financing activities	20,899,885	(8,500,234)	(3,796,484)
Assets held in VIEs that can be used only to settle obligations of VIEs	0
VIEs
ASSETS
Cash and cash equivalents	4,263,844	7,105,349
Restricted cash	139,080	138,964
Accounts receivable, net	6,911,955	16,115,202
Prepaid expense and other assets	6,677,808	7,912,712
Long-term restricted cash		21,689,436
Property and equipment, net	159,514	36,422
Operating lease right-of-use assets	485,196
Long-term Investments	313,691	306,518
Other non-current assets	174,957	224,235
TOTAL ASSETS	19,126,045	53,528,838
LIABILITIES
Accounts payable	13,149,951	43,099,067
Short-term bank borrowings	5,126,484	267,917
Accrued salary and benefits	145,698	694,225
Accrued expenses and other current liabilities	4,033,675	4,228,532
Deferred revenue	459,887	620,688
Operating lease liabilities, current	300,894
Operating lease liabilities, non-current	37,097
TOTAL LIABILITIES	23,253,686	48,910,429
Net revenues	101,383,320	355,516,582	91,701,068
Income from operations	(31,302,836)	1,310,310	(26,589,386)
Net income	(31,694,750)	1,805,819	(27,062,076)
Net cash provided (used in) by operating activities	(27,664,505)	17,304,417	11,577,601
Net cash used in investing activities	(475,661)	(344,681)	(21,502)
Net cash provided by (used in) financing activities	$ 4,772,782	$ (163,132)	$ 405,304
Percentage of consolidated net revenues	37.00%	81.00%	52.00%
Percentage of consolidated total assets	34.00%	55.00%
Percentage of consolidated total liabilities	37.00%	44.00%